Other Equity - Summary of Financial Information Relating to Subsidiaries with Non-controlling Interests (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of significant subsidiaries [line items]
Current assets	$ 22,830	$ 24,338
Non-current assets	85,960	78,024	$ 77,945
Current liabilities	(15,639)	(14,296)
Non-current liabilities	(40,933)	(38,946)
Net assets	52,218	49,120
Net assets attributable to NCI	4,553	4,309
Revenue	51,262	55,658	53,817
Profit after taxation	11,143	9,601	14,324
Other comprehensive income	(14)	9	(7)
Total comprehensive income	11,129	9,610	14,317
Profit after taxation attributable to NCI	2,124	1,704	1,403
Net operating cash flow	18,692	20,665	18,701
Net investing cash flow	(13,350)	(8,762)	(13,065)
Net financing cash flow	$ (5,971)	$ (11,669)	$ (10,315)
Minera Escondida Limitada [member]
Disclosure of significant subsidiaries [line items]
Group share (per cent)	57.50%	57.50%
Current assets	$ 3,630	$ 3,683
Non-current assets	13,939	12,639
Current liabilities	(2,074)	(2,484)
Non-current liabilities	(5,917)	(4,989)
Net assets	9,578	8,849
Net assets attributable to NCI	4,071	3,761
Revenue	13,177	10,013
Profit after taxation	4,237	2,894
Other comprehensive income	(9)	13
Total comprehensive income	4,228	2,907
Profit after taxation attributable to NCI	1,801	1,230
Other comprehensive income attributable to NCI	(4)	6
Net operating cash flow	6,263	4,180
Net investing cash flow	(2,390)	(1,806)
Net financing cash flow	(3,413)	(2,415)
Dividends paid to NCI	1,488	993
Other individually immaterial subsidiaries [member]
Disclosure of significant subsidiaries [line items]
Net assets attributable to NCI	482	548
Profit after taxation attributable to NCI	323	474
Other comprehensive income attributable to NCI	(1)	(2)
Dividends paid to NCI	385	431
Subsidiaries with material non-controlling interests [member]
Disclosure of significant subsidiaries [line items]
Net assets attributable to NCI	4,553	4,309
Profit after taxation attributable to NCI	2,124	1,704
Other comprehensive income attributable to NCI	(5)	4
Dividends paid to NCI	$ 1,873	$ 1,424